Summary of Material Accounting Policies - Summary of Operations of Discontinued ePLDT Subsidiaries, Net of Intercompany Transactions (Detail) - PHP (₱) ₱ / shares in Units, ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	₱ 216,833	₱ 210,953	₱ 204,362
EXPENSES
Selling, general and administrative expenses	78,308	81,876	84,476
Compensation and employee benefits	24,479	24,644	29,256
Depreciation and amortization	55,988	58,441	98,631
Taxes and licenses	5,156	5,215	4,044
Repairs and maintenance expense	30,653	30,186	28,923
Professional and other contracted services	7,878	9,077	8,828
Cost of services	3,965	4,144	3,143
Insurance and security services	1,408	1,344	1,576
Communication, training and travel	1,165	1,229	1,467
Selling and promotions	5,427	8,037	6,558
Expenses	166,346	170,259	209,427
Profit (loss) from operating activities	50,487	40,694	(5,065)
Other Income (Expenses):
Foreign exchange gains - net	(36)	1,153	(4,685)
Interest income	916	1,016	653
Financing costs	(15,500)	(13,755)	(11,759)
Others	2,195	736	1,078
Total other income (expenses) - net	₱ (7,794)	(4,217)	19,097
Loss after tax from discontinued operations		₱ (41)	₱ (600)
Loss per share (Note 8):
Basic - Loss from discontinued operations		₱ (0.19)	₱ (2.77)
Diluted - Loss from discontinued operations		₱ (0.19)	₱ (2.77)
Discontinued operations [member] | ePLDT, Inc. [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues		₱ 107	₱ 883
EXPENSES
Selling, general and administrative expenses		168	891
Depreciation and amortization		21	83
Cost of services		3	345
Expenses		192	1,319
Profit (loss) from operating activities		(85)	(436)
Other Income (Expenses):
Foreign exchange gains - net		4	2
Interest income		1
Financing costs		(2)	(7)
Others		41	(82)
Total other income (expenses) - net		44	(87)
Loss before tax from discontinued operations		(41)	(523)
Provision for income tax			77
Loss after tax from discontinued operations		₱ (41)	₱ (600)
Loss per share (Note 8):
Basic - Loss from discontinued operations		₱ (0.19)	₱ (2.77)
Diluted - Loss from discontinued operations		₱ (0.19)	₱ (2.77)